Acquisitions and Divestitures of Businesses (Details) - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Exertherm
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Account balances and contributions receivable		$ 535,654
Notes receivable from participants		$ 8,777
Fibrebond
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Account balances and contributions receivable	$ 26,036,869
Notes receivable from participants	$ 622,213